ACCRUED EXPENSES AND OTHER LONG TERM LIABILITIES (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES (10-Q) [Text Block]
8. ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES

Accrued expenses consist of the following:

(Amounts in thousands)
	September 29, 2012	December 31, 2011
Insurance	$3,327	$3,229
Employee compensation and benefits	10,298	6,270
Sales and marketing	24,772	23,282
Product warranty	7,892	7,677
Accrued freight	963	498
Interest	8,770	34,183
Accrued pension	2,577	2,577
Accrued environmental liability	470	708
Accrued taxes	3,443	2,093
Other	17,609	10,364
	$80,121	$90,881

Other long-term liabilities consist of the following:

(Amounts in thousands)
	September 29, 2012	December 31, 2011
Insurance	$1,316	$1,642
Pension liabilities	11,851	13,446
Multi-employer pension withdrawal liability	2,675	2,854
Product warranty	29,756	30,935
Long-term product claim liability	223	193
Long-term environmental liability	1,990	1,750
Liabilities for tax uncertainties	3,946	3,546
Other	6,350	3,362
	$58,107	$57,728

Long-term incentive plan

During the year ended December 31, 2011, the Company finalized a long-term incentive plan ("LTIP") for certain employees. The long-term incentive plan was implemented to retain and incentivize employees through the downturn in the housing market. During the three months ended September 29, 2012 and October 1, 2011, the Company recognized a LTIP expense of $0.5 million and $0.2 million, respectively, which has been recorded within selling, general, and administrative expenses in the condensed consolidated statement of operations. During the nine months ended September 29, 2012 and October 1, 2011, the Company recognized a LTIP expense of $1.4 million and $0.7 million, respectively, which has been recorded within selling, general, and administrative expenses in the condensed consolidated statement of operations. The LTIP liability is $2.3 million and $0.9 million as of September 29, 2012 and December 31, 2011, respectively, and has been recognized as an other long-term liability in the condensed consolidated balance sheets.

Other liabilities

During the nine months ended September 29, 2012, the Company made approximately $0.5 million in cash payments on restructuring liabilities. These payments were for general back office centralization efforts incurred during 2012 as well as product simplification costs incurred for the Windows and Doors segment.

In addition, during the nine months ended October 1, 2011, the Company made $3.7 million in retention payments to certain members of management that were previously accrued within accrued expenses.

8.   ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES

Accrued expenses consist of the following at December 31, 2011 and December 31, 2010:

(Amounts in thousands)	December 31, 2011	December 31, 2010
Insurance	$3,229	$3,887
Employee compensation and benefits	6,270	6,086
Sales and marketing	23,282	21,637
Product warranty	7,677	9,375
Accrued freight	498	513
Accrued interest	34,183	13,592
Accrued environmental liability	708	448
Accrued pension	2,577	1,961
Accrued deferred compensation	-	2,155
Accrued taxes	2,093	3,123
Other	10,364	12,340
	$90,881	$75,117

Other long-term liabilities consist of the following at December 31, 2011 and December 31, 2010:

(Amounts in thousands)	December 31, 2011	December 31, 2010
Insurance	$1,642	$2,216
Pension liabilities	13,446	9,176
Multi-employer pension withdrawal liability	2,854	3,079
Product warranty	30,935	32,405
Long-term product claim liability	193	216
Long-term environmental liability	1,750	434
Liabilities for tax uncertainties	3,546	10,123
Other	3,362	2,840
	$57,728	$60,489

During the year ended December 31, 2011, the Company finalized a long-term incentive plan for certain employees.  The Company recorded an expense of approximately $0.9 million for the year ended December 31, 2011 while also paying out previously accrued retention amounts to certain executive officers.  The payment of approximately $3.7 million was previously recorded within accrued expenses in the Company's consolidated balance sheets.